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THE HARTFORD MIDCAP FUND
THE HARTFORD MIDCAP FUND
INVESTMENT OBJECTIVE.
The Fund seeks long-term growth of capital.
Your Expenses.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 90 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class R6, Class Y, or Class F shares. Please contact your financial intermediary for more information regarding whether you may be required to pay a transaction fee or a commission.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - THE HARTFORD MIDCAP FUND	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - THE HARTFORD MIDCAP FUND		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Management fees		0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none	none	none
Other expenses	[1]	0.15%	0.16%	0.14%	0.24%	0.20%	0.14%	0.04%	0.14%	0.04%
Total annual fund operating expenses		1.11%	1.87%	0.85%	1.45%	1.16%	0.85%	0.75%	0.85%	0.75%
Fee waiver and/or expense reimbursement	[2]	none	none	none	none	none	none	none	0.06%	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.11%	1.87%	0.85%	1.45%	1.16%	0.85%	0.75%	0.79%	0.75%
[1]	"Other expenses" for Class Y have been restated to reflect the estimated transfer agency fees for the current year.
[2]	Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to waive and/or reimburse a portion of the transfer agency fee to the extent necessary to limit the transfer agency fee as follows: 0.12% (Class I) and 0.04% (Class Y). This contractual arrangement will remain in effect until February 28, 2021 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

You invest $10,000

Your investment has a 5% return each year

The Fund’s operating expenses remain the same (except that the examples for Class I and Class Y reflect any applicable expense limitation arrangement for only the first year)

You reinvest all dividends and distributions

You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - THE HARTFORD MIDCAP FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	657	883	1,128	1,827
Class C	290	588	1,011	2,190
Class I	87	271	471	1,049
Class R3	148	459	792	1,735
Class R4	118	368	638	1,409
Class R5	87	271	471	1,049
Class R6	77	240	417	930
Class Y	81	265	465	1,043
Class F	77	240	417	930

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - THE HARTFORD MIDCAP FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	657	883	1,128	1,827
Class C	190	588	1,011	2,190
Class I	87	271	471	1,049
Class R3	148	459	792	1,735
Class R4	118	368	638	1,409
Class R5	87	271	471	1,049
Class R6	77	240	417	930
Class Y	81	265	465	1,043
Class F	77	240	417	930

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks its investment objective by investing primarily in stocks selected by the sub-adviser, Wellington Management Company LLP (“Wellington Management”), on the basis of potential for capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid-capitalization companies. Wellington Management favors companies that it believes are high-quality. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2019, this range was approximately $824 million to $78.72 billion. The market capitalization range of these indices changes over time.

PRINCIPAL RISKS.
The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Mid-Cap Securities Risk −The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.
The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:

Assume reinvestment of all dividends and distributions

Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.

The bar chart:

Shows how the Fund’s total return has varied from year to year

Returns do not include sales charges. If sales charges were reflected, returns would have been lower

Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 19.98% (1st quarter, 2019) Lowest -22.97% (3rd quarter, 2011)
Average Annual Total Returns.
Average annual total returns for periods ending December 31, 2019 (including sales charges)
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - THE HARTFORD MIDCAP FUND	Label	1 Year		5 Years		10 Years
Class A	Class A - Return Before Taxes	24.99%		10.08%		12.81%
Class C	Class C - Return Before Taxes	30.32%		10.51%		12.64%
Class I	Class I - Return Before Taxes	32.64%		11.60%		13.74%
Class R3	Class R3 - Return Before Taxes	31.83%		10.96%		13.10%
Class R4	Class R4 - Return Before Taxes	32.23%		11.31%		13.46%
Class R5	Class R5 - Return Before Taxes	32.65%		11.65%		13.80%
Class R6	Class R6 - Return Before Taxes	32.75%	[1]	11.75%	[1]	13.91%	[1]
Class Y	Class Y - Return Before Taxes	32.68%		11.73%		13.90%
Class F	Class F - Return Before Taxes	32.77%	[1]	11.66%	[1]	13.77%	[1]
After Taxes on Distributions | Class A	Class A - Return After Taxes on Distributions	23.44%		8.37%		11.12%
After Taxes on Distributions and Sale of Fund Shares | Class A	Class A - Return After Taxes on Distributions and Sale of Fund Shares	15.84%		7.66%		10.26%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	26.20%		9.03%		12.72%
[1]	Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund's Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund's Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.